Pension benefits - Narrative (Details) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 33		$ 33	$ 33
Total company contributions	$ 9	$ 10		$ 17	$ 26
Onshore Employees
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (as percent)	66.00%		66.00%
Retirement age			67 years
Retirement pension cap (as percent)	66.00%		66.00%
Multiple of base	12		12
Retirement age to receive pre-retirement pension			62 years